UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.

Form ABS-15G

ASSET –BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15 Ga-1 under the Exchange Act (17CFR 240.15 Ga-1(c)(2)) for the reporting period

July 1, 2024 to September 30, 2024

Date of Report (Date of earliest event reported) October 21, 2024

PNC Bank, National Association
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-00973

Central Index Key Number of securitizer: 0001008932

      Christen Mason 412-762-1346
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15GA-1 (c) (1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to
Rule 15GA -1 (c) (2) (i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 ( c) (2) (ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 according to the requirements of Rule 15Ga-1(c)(2) for the quarterly period ended September 30, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 21, 2024    PNC Bank, National Association

    By: /s/ Thomas O’Connor
    Name: Thomas O’Connor
    Title: Vice President
    Officer with respect to Residential Mortgages and Ginnie Mae Asset Classes

    By: /s/ Scott Manning
    Name: Scott Manning
    Title: Executive Vice President